Annual Total Returns - FidelitySeriesAll-SectorEquityFund-PRO - FidelitySeriesAll-SectorEquityFund-PRO - Fidelity Series All-Sector Equity Fund - Fidelity Series All-Sector Equity Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	12.54%
Annual Return 2015	0.09%
Annual Return 2016	10.79%
Annual Return 2017	21.50%
Annual Return 2018	(6.06%)
Annual Return 2019	32.17%
Annual Return 2020	26.41%
Annual Return 2021	26.61%
Annual Return 2022	(18.46%)
Annual Return 2023	30.59%